Other Revenues and Other Expenses (Other Revenues - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution service
Revenue from Contract with Customer, Including Assessed Tax	$ 12	$ 14	$ 13